Convertible Senior Notes (Details) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Notes item
Convertible senior notes
Aggregate principal amount issued			$ 135,000,000
Interest rate (as a percent)			2.75%
Number of shares receivable upon conversion			1
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Initial conversion rate			0.059538
Price per ADS on conversion (in dollars per share)			$ 16.80
Repurchase price as a percentage of principal amount of the notes			100.00%
Net proceeds from the offering			130,073,430
Discounts to the initial purchaser	3,375,000		3,375,000
Debt issuance costs			1,551,570
Portion of net proceeds used to purchase a call option			44,999,998
Number of ADS covered by portion of net proceeds used to purchase a call option			3,482,972
Notes converted			$ 0